SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue (Details)	Sep. 30, 2025	Dec. 31, 2024
Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Product extended warranty contracts term (in years)	1 year	1 year
Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Product extended warranty contracts term (in years)	2 years	2 years